Related Party Transactions - Summary of Nature of Related Parties (Detail)	12 Months Ended
Dec. 31, 2017
Eastern Air Group Finance Company [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Shanghai P&W [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Eastern Advertising [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Collins Aviation [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
CAE Melbourne [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Wheels & Brakes [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Technologies Aerospace [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
China Kaiya [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Shanghai Hute [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
CES International Financial Leasing Corporation Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Eastern Airlines Industry Investment Company Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Travelsky technology limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of Travelsky
China Aviation Supplies Holding Company and its Subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of CASC
Air France-KLM Group [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of AFK